Summary of Amounts Recognized in the Consolidated Balance Sheet (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	$ 1,254	$ 1,406
Defined Benefit plan recognized in Other Liabilities	1,244	1,286
Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	1,254	1,406
Other assets [member] | Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	1,192	1,334
Other assets [member] | Other defined benefit pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	62	72
Other liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	1,244	1,286
Other liabilities [member] | Principal post retirement benefit plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	352	372
Other liabilities [member] | Other defined benefit pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	563	578
Other liabilities [member] | Other employee benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	329	336
Other assets and liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Net amount recognized	$ 10	$ 120